Annual Total Returns - BlackRock GA Disciplined Volatility Equity Fund (Class K) [BarChart] - Class K - BlackRock GA Disciplined Volatility Equity Fund - Class K	Feb. 26, 2021
Bar Chart Table:
Annual Return 2018	(6.10%)
Annual Return 2019	19.70%
Annual Return 2020	11.56%